Fair Value Financial Assets and Liabilities (Details) - Schedule of carrying amounts and fair values of financial instruments - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Total financial liabilities [Member]
Financial liabilities
Carrying amount	S/ 1,456,460	S/ 1,338,590
Fair value	1,527,975	1,384,503
Total financial assets [Member]
Financial assets
Carrying amount	441,478	211,701
Fair value	441,478	211,701
Level 1 of fair value hierarchy [Member] | Senior notes [Member]
Financial liabilities
Carrying amount	1,044,352	1,003,130
Fair value	1,118,492	1,048,484
Level 1 of fair value hierarchy [Member] | Cash and Cash Equivalents [Member]
Financial assets
Carrying amount	308,912	68,266
Fair value	308,912	68,266
Level 2 of fair value hierarchy [Member] | Trade and other payables [Member]
Financial liabilities
Carrying amount	187,876	235,384
Fair value	187,876	235,384
Level 2 of fair value hierarchy [Member] | Derivatives financial liabilities - Cross currency swaps [Member]
Financial liabilities
Carrying amount		1,302
Fair value		1,302
Level 2 of fair value hierarchy [Member] | Promissory notes [Member]
Financial liabilities
Carrying amount	224,232	98,774
Fair value	221,607	99,333
Level 2 of fair value hierarchy [Member] | Trade and other receivables [Member]
Financial assets
Carrying amount	89,627	125,211
Fair value	89,627	125,211
Level 2 of fair value hierarchy [Member] | Derivatives financial assets – Cross currency swaps [Member]
Financial assets
Carrying amount	42,247
Fair value	42,247
Level 3 of fair value hierarchy [Member] | Financial investment at fair value through other comprehensive income [Member]
Financial assets
Carrying amount	692	18,224
Fair value	S/ 692	S/ 18,224